Restatement of Previously Issued Financial Statements	7 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Restatement Of Previously Issued Financial Statements
Note 2 — Restatement of Previously Issued Financial Statements
In April 2021, the Company concluded that, because of a misapplication of the accounting guidance related to its Private Placement warrants the Company issued in August 2020, the Company’s previously issued financial statements for the period from May 19, 2020 (inception) through December 31, 2020 and for the quarter ended September 30, 2020 (collectively, the “Affected Periods”) should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Periods included in this Annual Report.
On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on August 7, 2020 and August 13, 2020, the Company’s warrants were accounted for as equity within the Company’s previously reported balance sheets, and after discussion and evaluation, management concluded that warrants that were issued to the Company’s sponsor in a private placement that closed concurrently with the closing of the IPO (the “Private Placement Warrants”) should be presented as liabilities with subsequent fair value remeasurement.
Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash
changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic
815-40,
Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC
815-40).
The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC
815-40
to the warrant agreement. The Company reassessed its accounting for the Private Placement Warrants issued on August 7, 2020 and August 13, 2020, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Private Placement Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company Statement of Operations each reporting period.
Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued Financial Statements for the Affected Periods should be restated because of a misapplication in the guidance around accounting for the Private Placement Warrants should no longer be relied upon.
Impact of the Restatement
The impact of the restatement on the balance sheet, statement of operations and statements of cash flows for the Affected Periods is presented below.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$484,520,512	$—	$484,520,512

Liabilities and stockholders’ equity
Total current liabilities	$211,262	$—	$211,262
Deferred underwriting commissions	16,905,000	—	16,905,000
Warrant liabilities	—	13,292,400	13,292,400

Total liabilities	17,116,262	13,292,400	30,408,662
Class A common stock, $0.0001 par value; shares subject to possible redemption	462,404,240	(13,292,400)	449,111,840
Stockholders’ equity
Preferred stock - $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	206	133	339
Class B common stock - $0.0001 par value	1,208	—	1,208
Additional paid-in-capital	5,135,568	4,673,211	9,808,779
Accumulated deficit	(136,972)	(4,673,344)	(4,810,316)

Total stockholders’ equity	5,000,010	—	5,000,010

Total liabilities and stockholders’ equity	$484,520,512	$—	$484,520,512

	For the Period from May 19, 2020 (inception) to December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(342,013)	$—	$(342,013)
Change in fair value of warrant liabilities	—	(4,664,000)	(4,664,000)
Offering costs associated with private placement warrants	—	(9,344)	(9,344)
Net gain from investments held in Trust Account	227,051	—	227,051

Loss before income tax expense	(114,962)	(4,673,344)	(4,788,306)
Income tax expense	22,010	—	22,010

Net loss	$(136,972)	$(4,673,344)	$(4,810,316)

Weighted average Class A common stock outstanding, basic and diluted	48,042,857	—	48,042,857
Basic and diluted net income per Class A common stock	$—	$—	$0.00
Weighted average Class B common stock outstanding, basic and diluted	11,509,432	—	11,509,432
Basic and diluted net loss per Class B common stock	$(0.02)	$—	$(0.43)

	For the Period from May 19, 2020 (inception) to December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net cash used in operating activities	(599,792)	—	(599,792)
Net cash used in investing activities	(483,000,000)		(483,000,000)
Net cash provided by financing activities	484,520,841		484,520,841

Net change in cash	$921,049	$—	$921,049

In addition, the impact to the balance sheet dated August 7, 2020, filed on Form
8-K
on August 13, 2020 related to the impact of accounting for the Private Placement warrants as liabilities at fair value resulted in an approximate $7.7 million increase to the derivative warrant liabilities line item at August 7, 2020 and offsetting decrease to the Class A common stock subject to possible redemption temporary equity line item. There is no change to total stockholders’ equity at the reported balance sheet date.

	As of August 7, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$422,012,234	$—	$422,012,234

Liabilities and stockholders’ equity
Total current liabilities	$592,438	$—	$592,438
Deferred underwriting commissions	14,700,000	—	14,700,000
W’arrant liabilities	—	7,696,000	7,696,000

Total liabilities	15,292,438	7,696,000	22,988,438
Class A common stock, $0.0001 par value; shares subject to possible redemption	401,719,790	(7,696,000)	394,023,790
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	183	77	260
Class B common stock - $0.0001 par value	1,208	—	1,208
Additional paid-in-capital	5,050,490	8,257	5,058,747
Accumulated deficit	(51,875)	(8,334)	(60,209)

Total stockholders’ equity	5,000,006	—	5,000,006

Total liabilities and stockholders’ equity	$422,012,234	$—	$422,012,234